Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001937987
Amendment Description	AMENDMENT NO. 4
Document Type	S-1/A
Entity Registrant Name	FALCON’S BEYOND GLOBAL, INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true